UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/00

Check here if Amendment []; Amendment Number:
   This Amendment (Check only one.):         [ ] is a restatement
                                             [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: Holland Capital Management, LP
Address: One N. Wacker Drive, Suite 700
         Chicago, IL 60606


Form 13F File Number:  28-04636

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Susan Chamberlain
Title:   CCO
Phone: 312-553-4830

Signature, Place, and Date of Signing:

    /s/Susan Chamberlain                   Chicago, IL                 05/03/05
         [Signature]                         [City, State]               [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number               Name

        28-
        [Repeat as necessary.]

SEC13F.LNS                 HOLLAND CAPITAL MANAGEMENT

                             FORM 13F SUMMARY PAGE
                              AS OF DATE: 12/31/00
                         RUN DATE: 05/31/05 12:58 P.M.


REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:        0

FORM 13F INFORMATION TABLE ENTRY TOTAL:   69

FORM 13F INFORMATION TABLE VALUE TOTAL:   $386,948
                                          (thousands)


LIST OF OTHER INCLUDED MANAGERS:

NO.   13F FILE NUMBER      NAME

PORTVUE-SEC13F.LNP                                   HOLLAND CAPITAL MANAGEMENT                                            PAGE 1
RUN DATE: 05/31/05 12:58 P.M.
                                                     FORM 13F INFORMATION TABLE
                                                        AS OF DATE: 12/31/00

                                                            VALUE   SHARES/ SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
  NAME OF ISSUER               TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AES CORP                       COM              00130H105     4811    86880 SH       SOLE                      0       0      86880
ALZA CORP COM                  COM              022615108     2815    66225 SH       SOLE                      0       0      66225
AMERICAN INTL GROUP INC        COM              026874107    10165   103128 SH       SOLE                      0       0     103128
AT & T CORP.                   COM              001957109     5368   311212 SH       SOLE                      0       0     311212
AUTOLIV INC COM                COM              052800109     2045   128325 SH       SOLE                      0       0     128325
AUTOMATIC DATA PROCESSING      COM              053015103     7814   123425 SH       SOLE                      0       0     123425
AVON PRODS INC COM             COM              054303102     5442   227350 SH       SOLE                      0       0     227350
BANK ONE CORP                  COM              06423A103     4729   129113 SH       SOLE                      0       0     129113
CARNIVAL CRUISE LINE INC CL A  COM              143658102     7159   232330 SH       SOLE                      0       0     232330
CENTURYTEL INC COM             COM              156700106     8321   232750 SH       SOLE                      0       0     232750
CHASE MANHATTAN CORP NEW COM   COM              16161A108     5491   120847 SH       SOLE                      0       0     120847
CISCO SYS INC                  COM              17275R102     5768   150800 SH       SOLE                      0       0     150800
CITIGROUP INC.                 COM              172967101    13296   260377 SH       SOLE                      0       0     260377
CLOROX CO                      COM              189054109     4200   118323 SH       SOLE                      0       0     118323
COCA COLA CO                   COM              191216100     5336    87562 SH       SOLE                      0       0      87562
COGNOS INC COM                 COM              19244C109     1957   104050 SH       SOLE                      0       0     104050
COSTCO WHOLESALE CORP          COM              22160K105     5862   146775 SH       SOLE                      0       0     146775
CVS CORP COM                   COM              126650100     5448    90900 SH       SOLE                      0       0      90900
E M C CORP MASS                COM              268648102     8472   127403 SH       SOLE                      0       0     127403
ELAN PLC ADR                   COM              284131208     2497    53340 SH       SOLE                      0       0      53340
ELECTRONIC DATA SYSTEMS        COM              285661104     5101    88325 SH       SOLE                      0       0      88325
EQUITY OFFICE PPTYS TR COM     COM              294741103     4696   143925 SH       SOLE                      0       0     143925
EXXON CORPORATION              COM              30231G102     7922   182252 SH       SOLE                      0       0     182252
FANNIE MAE                     COM              313586109     4964    57225 SH       SOLE                      0       0      57225
GENERAL ELEC CO                COM              369604103    16139   336675 SH       SOLE                      0       0     336675
GRAINGER, W W INC              COM              384802104     2862    78420 SH       SOLE                      0       0      78420
GUIDANT CORP COM               COM              401698105     2681    49700 SH       SOLE                      0       0      49700
HEWLETT PACKARD CO             COM              428236103     2790    88400 SH       SOLE                      0       0      88400
HOME DEPOT INC                 COM              437076102     6758   147927 SH       SOLE                      0       0     147927
HONEYWELL INTL INC COM         COM              438516106     4052    85650 SH       SOLE                      0       0      85650
I B M                          COM              459200101     8226    96775 SH       SOLE                      0       0      96775
IMPERIAL OIL LTD COM NEW       COM              453038408     3612   137325 SH       SOLE                      0       0     137325
INTEL CORP                     COM              458140100     7022   233569 SH       SOLE                      0       0     233569
JABIL CIRCUIT INC COM          COM              466313103     1583    62400 SH       SOLE                      0       0      62400
JACOBS ENGR GROUP INC COM      COM              469814107     3506   151800 SH       SOLE                      0       0     151800
JOHNSON & JOHNSON              COM              478160104     4584    87256 SH       SOLE                      0       0      87256
JONES APPAREL GROUP INC COM    COM              480074103     2297    71375 SH       SOLE                      0       0      71375
LAUDER ESTEE COS INC CL A      COM              518439104     4408   100600 SH       SOLE                      0       0     100600
LEXMARK INTL GROUP INC CL A    COM              529771107     4530   102225 SH       SOLE                      0       0     102225
LILLY, ELI AND COMPANY         COM              532457108     2892    31075 SH       SOLE                      0       0      31075
LINEAR TECHNOLOGY CORP COM     COM              535678106     5377   116250 SH       SOLE                      0       0     116250
LUCENT TECHNOLOGIES INC COM    COM              549463107     4088   302811 SH       SOLE                      0       0     302811
MAGNA INTL INC CL A            COM              559222401     2573    61360 SH       SOLE                      0       0      61360
MBIA INC                       COM              55262C100     5631   113952 SH       SOLE                      0       0     113952
MEDTRONIC INC                  COM              585055106     3195    52925 SH       SOLE                      0       0      52925
MELLON FINL CORP               COM              58551A108     5732   116525 SH       SOLE                      0       0     116525
MERCK & CO INC                 COM              589331107     8499    90778 SH       SOLE                      0       0      90778
MGIC INVT CORP WIS COM         COM              552848103     4933    73150 SH       SOLE                      0       0      73150
MICROSOFT CORP                 COM              594918104    10598   488674 SH       SOLE                      0       0     488674
NOKIA CORP SPONSORED ADR       COM              654902204     7006   161050 SH       SOLE                      0       0     161050
ORACLE CORP COM                COM              68389X105     6684   230000 SH       SOLE                      0       0     230000




PORTVUE-SEC13F.LNP                                   HOLLAND CAPITAL MANAGEMENT                                            PAGE 2
RUN DATE: 05/31/05 12:58 P.M.
                                                     FORM 13F INFORMATION TABLE
                                                        AS OF DATE: 12/31/00

                                                            VALUE   SHARES/ SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
  NAME OF ISSUER               TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
PAYCHEX INC COM                COM              704326107      219     4500 SH       SOLE                      0       0       4500
PEPSICO INC                    COM              713448108     6951   140251 SH       SOLE                      0       0     140251
PFIZER INC                     COM              717081103    13228   287561 SH       SOLE                      0       0     287561
PHARMACIA CORP                 COM              71713U102     4763    78088 SH       SOLE                      0       0      78088
SAFEWAY INC COM NEW            COM              786514208     6420   102726 SH       SOLE                      0       0     102726
SCHERING PLOUGH CORP           COM              806605101     4327    76241 SH       SOLE                      0       0      76241
SCHLUMBERGER                   COM              806857108     2829    35394 SH       SOLE                      0       0      35394
SUN MICROSYSTEM INC COM        COM              866810104     3593   128900 SH       SOLE                      0       0     128900
SYMANTEC CORP COM              COM              871503108     4209  1008800 SH       SOLE                      0       0    1008800
TEXAS INSTRS INC COM           COM              882508104     7343   155000 SH       SOLE                      0       0     155000
VALSPAR CORP                   COM              920355104     6060   188325 SH       SOLE                      0       0     188325
WAL MART STORES INC            COM              931142103     8151   153425 SH       SOLE                      0       0     153425
WALGREEN COMPANY               COM              931422109     7552   180625 SH       SOLE                      0       0     180625
WASHINGTON MUT INC COM         COM              939322103     6953   196538 SH       SOLE                      0       0     196538
WELLS FARGO NEW                COM              949746101     6380   114575 SH       SOLE                      0       0     114575
WHOLE FOODS MKT INC COM        COM              966837106     5711   186850 SH       SOLE                      0       0     186850
WORLDCOM INC GA NEW COM        COM              98157D106     6585   468288 SH       SOLE                      0       0     468288
ZEBRA TECHNOLOGIES CORP CL A   COM              989207105     3737   206111 SH       SOLE                      0       0     206111

     LINE COUNT: 69